U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant of Rule 24f-2

Read instructions at end of Form before preparing Form Please print or type.

1.   Name and address of issuer:

     Quaker Investment Trust
     105 North Washington Street, Post Office Drawer 69
     Rocky Mount, North Carolina  27802-0069


2.   Name of each series or class of funds for which this notice is filed:

     Quaker Enhanced Stock Market Fund
     Quaker Core Equity Fund
     Quaker Aggressive Growth Fund
     Quaker Small-Cap Value Fund
     Quaker Sector Allocation Fund
     Quaker Fixed Income Fund

3.   Investment Company Act File Number: 811-06260
     Securities Act File Number: 033-38074

4.   Last day of fiscal year for which this notice is filed:

     June 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

         [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (See instruction A.6):

     Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     0


9.   Number and aggregate sale price of securities sold during the fiscal year:

     Shares =492,776                     Price = $5,032,208

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Shares =492,776                     Price = $5,032,208

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

     DRIP included in the securities reported under item 9

12.  Calculation of registration fee:

(i)     Aggregate sale price of securities sold during               $5,032,208
        the fiscal year in reliance on rule 24f-2            __________________
        (from Item 10):

(ii)    Aggregate  price of shares issued in connection       (included in (i))
        with dividend  reinvestment  plans  (from  Item      __________________
        11, if applicable):

(iii)   Aggregate price of shares redeemed or                          -$46,850
        repurchased during the fiscal year (if               __________________
        applicable):

(iv)    Aggregate price of shares redeemed or                                -0
        repurchased and previously applied as a              __________________
        deduction to filing fees pursuant to rule
        24e-2 (if applicable):

(v)     Net aggregate price of securities sold and                  -$4,985,358
         issued during the fiscal year in reliance on        __________________
         rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

(vi)    Multiplier prescribed by Section 6(b) of the                   x 1/3300
         Securities Act of 1933 or other applicable law      __________________
         or regulation (see Instruction C.6):

(vii)   Fee due [line (i) or line (v) multiplied by                      $1,511
         line (vi)]:                                         ==================


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the for is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and other Procedures (17 CFR 202.3a).

         [  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     August 28, 1997

                                    SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ C. Frank Watson III
                           C. Frank Watson III
                           Secretary

Date    August 28, 1997

*Please print the name and title of the signing officer below the signature.